UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexandra Investment Management, LLC
Address: 767 Third Avenue
         39th Floor
         New York, NY  10017

13F File Number:  28-10827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Avi Dreyfuss
Title:     Controller
Phone:     212-301-1800

Signature, Place, and Date of Signing:

     /s/ Avi Dreyfuss     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $73,521 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 0.125% 2/0  031162AN0     4685  5000000 PRN      SOLE                  5000000        0        0
APPLIED ENERGETICS INC         COM              03819M106       86   374540 SH       SOLE                   374540        0        0
APPLIED ENERGETICS INC         COM              03819M106       24   104348 SH  CALL SOLE                   104348        0        0
BIOMARIN PHARMACEUTICAL INC    NOTE 1.875% 4/2  09061GAD3     7726 10000000 PRN      SOLE                 10000000        0        0
BOOKHAM INC                    COM              09856E105       70   162500 SH  CALL SOLE                   162500        0        0
CARRIZO OIL & CO INC           NOTE 4.375% 6/0  144577AA1     1010  2000000 PRN      SOLE                  2000000        0        0
CEPHALON INC                   NOTE 2.000% 6/0  156708AP4     2981  2000000 PRN      SOLE                  2000000        0        0
CHATTEM INC                    NOTE 1.625% 5/0  162456AR8     5534  7000000 PRN      SOLE                  7000000        0        0
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0  207142AH3     1575  7000000 PRN      SOLE                  7000000        0        0
CYCLACEL PHARMACEUTICALS INC   PFD CONV EX 6%   23254L207      210   123400 SH       SOLE                   123400        0        0
DANA HOLDING CORP              COM              235825205        6    12319 SH       SOLE                    12319        0        0
EMPIRE RESORTS INC             NOTE 8.000% 7/3  292052AB3      600  2000000 PRN      SOLE                  2000000        0        0
ENDO PHARMACEUTICALS HLDGS I   NOTE 1.750% 4/1  29264FAA4     3850  5000000 PRN      SOLE                  5000000        0        0
ENER1 INC                      COM NEW          29267A203     2363   457143 SH  CALL SOLE                   457143        0        0
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1  292659AA7     2725  5000000 PRN      SOLE                  5000000        0        0
EXIDE TECHNOLOGIES             *W EXP 05/05/201 302051123        8    44193 SH       SOLE                    44193        0        0
FIVE STAR QUALITY CARE INC     NOTE 3.750%10/1  33832DAB2     3515  9500000 PRN      SOLE                  9500000        0        0
HUMAN GENOME SCIENCES INC      NOTE 2.250%10/1  444903AK4     2850  7500000 PRN      SOLE                  7500000        0        0
INSMED INC                     COM NEW          457669208     1496  1495589 SH       SOLE                  1495589        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     2310  5000000 PRN      SOLE                  5000000        0        0
PENN VA CORP                   NOTE 4.500%11/1  707882AA4     1180  2000000 PRN      SOLE                  2000000        0        0
PG&E CORP                      NOTE 9.500% 6/3  69331CAD0    12666  5000000 PRN      SOLE                  5000000        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     5711  9400000 PRN      SOLE                  9400000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     4901  5000000 PRN      SOLE                  5000000        0        0
SYMMETRICOM INC                NOTE 3.250% 6/1  871543AB0     1896  2370000 PRN      SOLE                  2370000        0        0
THERAVANCE INC                 NOTE 3.000% 1/1  88338TAA2     3543  4500000 PRN      SOLE                  4500000        0        0